Shareholder Report	6 Months Ended
Sep. 30, 2024 USD ($) holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	AMERICAN CENTURY GOVERNMENT INCOME TRUST
Entity Central Index Key	0000773674
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2024
C000016429 [Member]
Shareholder Report [Line Items]
Fund Name	Capital Preservation Fund
Class Name	Investor Class
Trading Symbol	CPFXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Capital Preservation Fund for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$24	0.47%

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.47%
Net Assets	$ 2,332,821,594
Holdings Count | holding	29
Advisory Fees Paid, Amount	$ 5,461,707
Additional Fund Statistics [Text Block]

Fund Statistics
Net Assets	$2,332,821,594
Management Fees (dollars paid during the reporting period)	$5,461,707
Total Number of Portfolio Holdings	29
7-Day Current Yield - Investor Class	4.47%
7-Day Effective Yield - Investor Class	4.57%

Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Portfolio at a Glance
U.S. Treasury Securities	87.0%	Weighted Average Maturity	31 days
Other Assets and Liabilities	13.0%	Weighted Average Life	73 days

C000016430 [Member]
Shareholder Report [Line Items]
Fund Name	Ginnie Mae Fund
Class Name	Investor Class
Trading Symbol	BGNMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Ginnie Mae Fund for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$28	0.55%

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.55%
Net Assets	$ 402,932,560
Holdings Count | holding	172
Advisory Fees Paid, Amount	$ 1,043,823
Investment Company, Portfolio Turnover	84.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
U.S. Government Agency Mortgage-Backed Securities	98.2%
U.S. Government Agency Collateralized Mortgage Obligations	6.1%
Short-Term Investments	13.9%
Other Assets and Liabilities	(18.2)%

C000189731 [Member]
Shareholder Report [Line Items]
Fund Name	Ginnie Mae Fund
Class Name	I Class
Trading Symbol	AGMHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Ginnie Mae Fund for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$23	0.45%

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.45%
Net Assets	$ 402,932,560
Holdings Count | holding	172
Advisory Fees Paid, Amount	$ 1,043,823
Investment Company, Portfolio Turnover	84.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
U.S. Government Agency Mortgage-Backed Securities	98.2%
U.S. Government Agency Collateralized Mortgage Obligations	6.1%
Short-Term Investments	13.9%
Other Assets and Liabilities	(18.2)%

C000016431 [Member]
Shareholder Report [Line Items]
Fund Name	Ginnie Mae Fund
Class Name	A Class
Trading Symbol	BGNAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Ginnie Mae Fund for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$41	0.80%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.80%
Net Assets	$ 402,932,560
Holdings Count | holding	172
Advisory Fees Paid, Amount	$ 1,043,823
Investment Company, Portfolio Turnover	84.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
U.S. Government Agency Mortgage-Backed Securities	98.2%
U.S. Government Agency Collateralized Mortgage Obligations	6.1%
Short-Term Investments	13.9%
Other Assets and Liabilities	(18.2)%

C000088034 [Member]
Shareholder Report [Line Items]
Fund Name	Ginnie Mae Fund
Class Name	C Class
Trading Symbol	BGNCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Ginnie Mae Fund for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C Class	$79	1.55%

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	1.55%
Net Assets	$ 402,932,560
Holdings Count | holding	172
Advisory Fees Paid, Amount	$ 1,043,823
Investment Company, Portfolio Turnover	84.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
U.S. Government Agency Mortgage-Backed Securities	98.2%
U.S. Government Agency Collateralized Mortgage Obligations	6.1%
Short-Term Investments	13.9%
Other Assets and Liabilities	(18.2)%

C000051003 [Member]
Shareholder Report [Line Items]
Fund Name	Ginnie Mae Fund
Class Name	R Class
Trading Symbol	AGMWX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Ginnie Mae Fund for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$54	1.05%

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	1.05%
Net Assets	$ 402,932,560
Holdings Count | holding	172
Advisory Fees Paid, Amount	$ 1,043,823
Investment Company, Portfolio Turnover	84.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
U.S. Government Agency Mortgage-Backed Securities	98.2%
U.S. Government Agency Collateralized Mortgage Obligations	6.1%
Short-Term Investments	13.9%
Other Assets and Liabilities	(18.2)%

C000051002 [Member]
Shareholder Report [Line Items]
Fund Name	Ginnie Mae Fund
Class Name	R5 Class
Trading Symbol	AGMNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Ginnie Mae Fund for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R5 Class	$18	0.35%

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.35%
Net Assets	$ 402,932,560
Holdings Count | holding	172
Advisory Fees Paid, Amount	$ 1,043,823
Investment Company, Portfolio Turnover	84.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
U.S. Government Agency Mortgage-Backed Securities	98.2%
U.S. Government Agency Collateralized Mortgage Obligations	6.1%
Short-Term Investments	13.9%
Other Assets and Liabilities	(18.2)%

C000016435 [Member]
Shareholder Report [Line Items]
Fund Name	Government Bond Fund
Class Name	Investor Class
Trading Symbol	CPTNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Government Bond Fund for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$24	0.47%

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.47%
Net Assets	$ 633,597,107
Holdings Count | holding	218
Advisory Fees Paid, Amount	$ 1,156,208
Investment Company, Portfolio Turnover	73.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
U.S. Government Agency Mortgage-Backed Securities	51.6%
U.S. Treasury Securities	31.6%
Collateralized Mortgage Obligations	6.3%
Asset-Backed Securities	4.2%
U.S. Government Agency Securities	2.1%
Commercial Mortgage-Backed Securities	1.9%
Municipal Securities	0.6%
Short-Term Investments	6.3%
Other Assets and Liabilities	(4.6)%

C000189732 [Member]
Shareholder Report [Line Items]
Fund Name	Government Bond Fund
Class Name	I Class
Trading Symbol	ABHTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Government Bond Fund for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$19	0.37%

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.37%
Net Assets	$ 633,597,107
Holdings Count | holding	218
Advisory Fees Paid, Amount	$ 1,156,208
Investment Company, Portfolio Turnover	73.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
U.S. Government Agency Mortgage-Backed Securities	51.6%
U.S. Treasury Securities	31.6%
Collateralized Mortgage Obligations	6.3%
Asset-Backed Securities	4.2%
U.S. Government Agency Securities	2.1%
Commercial Mortgage-Backed Securities	1.9%
Municipal Securities	0.6%
Short-Term Investments	6.3%
Other Assets and Liabilities	(4.6)%

C000016436 [Member]
Shareholder Report [Line Items]
Fund Name	Government Bond Fund
Class Name	A Class
Trading Symbol	ABTAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Government Bond Fund for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$37	0.72%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.72%
Net Assets	$ 633,597,107
Holdings Count | holding	218
Advisory Fees Paid, Amount	$ 1,156,208
Investment Company, Portfolio Turnover	73.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
U.S. Government Agency Mortgage-Backed Securities	51.6%
U.S. Treasury Securities	31.6%
Collateralized Mortgage Obligations	6.3%
Asset-Backed Securities	4.2%
U.S. Government Agency Securities	2.1%
Commercial Mortgage-Backed Securities	1.9%
Municipal Securities	0.6%
Short-Term Investments	6.3%
Other Assets and Liabilities	(4.6)%

C000088036 [Member]
Shareholder Report [Line Items]
Fund Name	Government Bond Fund
Class Name	C Class
Trading Symbol	ABTCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Government Bond Fund for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C Class	$75	1.47%

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	1.47%
Net Assets	$ 633,597,107
Holdings Count | holding	218
Advisory Fees Paid, Amount	$ 1,156,208
Investment Company, Portfolio Turnover	73.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
U.S. Government Agency Mortgage-Backed Securities	51.6%
U.S. Treasury Securities	31.6%
Collateralized Mortgage Obligations	6.3%
Asset-Backed Securities	4.2%
U.S. Government Agency Securities	2.1%
Commercial Mortgage-Backed Securities	1.9%
Municipal Securities	0.6%
Short-Term Investments	6.3%
Other Assets and Liabilities	(4.6)%

C000088037 [Member]
Shareholder Report [Line Items]
Fund Name	Government Bond Fund
Class Name	R Class
Trading Symbol	ABTRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Government Bond Fund for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$50	0.97%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.97%
Net Assets	$ 633,597,107
Holdings Count | holding	218
Advisory Fees Paid, Amount	$ 1,156,208
Investment Company, Portfolio Turnover	73.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
U.S. Government Agency Mortgage-Backed Securities	51.6%
U.S. Treasury Securities	31.6%
Collateralized Mortgage Obligations	6.3%
Asset-Backed Securities	4.2%
U.S. Government Agency Securities	2.1%
Commercial Mortgage-Backed Securities	1.9%
Municipal Securities	0.6%
Short-Term Investments	6.3%
Other Assets and Liabilities	(4.6)%

C000088035 [Member]
Shareholder Report [Line Items]
Fund Name	Government Bond Fund
Class Name	R5 Class
Trading Symbol	ABTIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Government Bond Fund for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R5 Class	$14	0.27%

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.27%
Net Assets	$ 633,597,107
Holdings Count | holding	218
Advisory Fees Paid, Amount	$ 1,156,208
Investment Company, Portfolio Turnover	73.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
U.S. Government Agency Mortgage-Backed Securities	51.6%
U.S. Treasury Securities	31.6%
Collateralized Mortgage Obligations	6.3%
Asset-Backed Securities	4.2%
U.S. Government Agency Securities	2.1%
Commercial Mortgage-Backed Securities	1.9%
Municipal Securities	0.6%
Short-Term Investments	6.3%
Other Assets and Liabilities	(4.6)%

C000016437 [Member]
Shareholder Report [Line Items]
Fund Name	Inflation-Adjusted Bond Fund
Class Name	Investor Class
Trading Symbol	ACITX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Inflation-Adjusted Bond Fund for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$28	0.54%

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.54%
Net Assets	$ 2,590,329,275
Holdings Count | holding	108
Advisory Fees Paid, Amount	$ 2,900,976
Investment Company, Portfolio Turnover	15.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
U.S. Treasury Securities	88.4%
Corporate Bonds	3.0%
Collateralized Mortgage Obligations	2.4%
Preferred Stocks	1.9%
Commercial Mortgage-Backed Securities	1.3%
Asset-Backed Securities	1.1%
Collateralized Loan Obligations	0.7%
Short-Term Investments	1.3%
Other Assets and Liabilities	(0.1)%

C000181796 [Member]
Shareholder Report [Line Items]
Fund Name	Inflation-Adjusted Bond Fund
Class Name	I Class
Trading Symbol	AIAHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Inflation-Adjusted Bond Fund for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$23	0.44%

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.44%
Net Assets	$ 2,590,329,275
Holdings Count | holding	108
Advisory Fees Paid, Amount	$ 2,900,976
Investment Company, Portfolio Turnover	15.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
U.S. Treasury Securities	88.4%
Corporate Bonds	3.0%
Collateralized Mortgage Obligations	2.4%
Preferred Stocks	1.9%
Commercial Mortgage-Backed Securities	1.3%
Asset-Backed Securities	1.1%
Collateralized Loan Obligations	0.7%
Short-Term Investments	1.3%
Other Assets and Liabilities	(0.1)%

C000181797 [Member]
Shareholder Report [Line Items]
Fund Name	Inflation-Adjusted Bond Fund
Class Name	Y Class
Trading Symbol	AIAYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Inflation-Adjusted Bond Fund for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Y Class	$17	0.34%

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.34%
Net Assets	$ 2,590,329,275
Holdings Count | holding	108
Advisory Fees Paid, Amount	$ 2,900,976
Investment Company, Portfolio Turnover	15.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
U.S. Treasury Securities	88.4%
Corporate Bonds	3.0%
Collateralized Mortgage Obligations	2.4%
Preferred Stocks	1.9%
Commercial Mortgage-Backed Securities	1.3%
Asset-Backed Securities	1.1%
Collateralized Loan Obligations	0.7%
Short-Term Investments	1.3%
Other Assets and Liabilities	(0.1)%

C000016438 [Member]
Shareholder Report [Line Items]
Fund Name	Inflation-Adjusted Bond Fund
Class Name	A Class
Trading Symbol	AIAVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Inflation-Adjusted Bond Fund for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$41	0.79%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.79%
Net Assets	$ 2,590,329,275
Holdings Count | holding	108
Advisory Fees Paid, Amount	$ 2,900,976
Investment Company, Portfolio Turnover	15.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
U.S. Treasury Securities	88.4%
Corporate Bonds	3.0%
Collateralized Mortgage Obligations	2.4%
Preferred Stocks	1.9%
Commercial Mortgage-Backed Securities	1.3%
Asset-Backed Securities	1.1%
Collateralized Loan Obligations	0.7%
Short-Term Investments	1.3%
Other Assets and Liabilities	(0.1)%

C000088038 [Member]
Shareholder Report [Line Items]
Fund Name	Inflation-Adjusted Bond Fund
Class Name	C Class
Trading Symbol	AINOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Inflation-Adjusted Bond Fund for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C Class	$79	1.54%

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	1.54%
Net Assets	$ 2,590,329,275
Holdings Count | holding	108
Advisory Fees Paid, Amount	$ 2,900,976
Investment Company, Portfolio Turnover	15.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
U.S. Treasury Securities	88.4%
Corporate Bonds	3.0%
Collateralized Mortgage Obligations	2.4%
Preferred Stocks	1.9%
Commercial Mortgage-Backed Securities	1.3%
Asset-Backed Securities	1.1%
Collateralized Loan Obligations	0.7%
Short-Term Investments	1.3%
Other Assets and Liabilities	(0.1)%

C000088039 [Member]
Shareholder Report [Line Items]
Fund Name	Inflation-Adjusted Bond Fund
Class Name	R Class
Trading Symbol	AIARX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Inflation-Adjusted Bond Fund for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$53	1.04%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	1.04%
Net Assets	$ 2,590,329,275
Holdings Count | holding	108
Advisory Fees Paid, Amount	$ 2,900,976
Investment Company, Portfolio Turnover	15.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
U.S. Treasury Securities	88.4%
Corporate Bonds	3.0%
Collateralized Mortgage Obligations	2.4%
Preferred Stocks	1.9%
Commercial Mortgage-Backed Securities	1.3%
Asset-Backed Securities	1.1%
Collateralized Loan Obligations	0.7%
Short-Term Investments	1.3%
Other Assets and Liabilities	(0.1)%

C000016439 [Member]
Shareholder Report [Line Items]
Fund Name	Inflation-Adjusted Bond Fund
Class Name	R5 Class
Trading Symbol	AIANX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Inflation-Adjusted Bond Fund for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R5 Class	$17	0.34%

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.34%
Net Assets	$ 2,590,329,275
Holdings Count | holding	108
Advisory Fees Paid, Amount	$ 2,900,976
Investment Company, Portfolio Turnover	15.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
U.S. Treasury Securities	88.4%
Corporate Bonds	3.0%
Collateralized Mortgage Obligations	2.4%
Preferred Stocks	1.9%
Commercial Mortgage-Backed Securities	1.3%
Asset-Backed Securities	1.1%
Collateralized Loan Obligations	0.7%
Short-Term Investments	1.3%
Other Assets and Liabilities	(0.1)%

C000191079 [Member]
Shareholder Report [Line Items]
Fund Name	Inflation-Adjusted Bond Fund
Class Name	R6 Class
Trading Symbol	AIADX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Inflation-Adjusted Bond Fund for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Class	$15	0.29%

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.29%
Net Assets	$ 2,590,329,275
Holdings Count | holding	108
Advisory Fees Paid, Amount	$ 2,900,976
Investment Company, Portfolio Turnover	15.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
U.S. Treasury Securities	88.4%
Corporate Bonds	3.0%
Collateralized Mortgage Obligations	2.4%
Preferred Stocks	1.9%
Commercial Mortgage-Backed Securities	1.3%
Asset-Backed Securities	1.1%
Collateralized Loan Obligations	0.7%
Short-Term Investments	1.3%
Other Assets and Liabilities	(0.1)%

C000191080 [Member]
Shareholder Report [Line Items]
Fund Name	Inflation-Adjusted Bond Fund
Class Name	G Class
Trading Symbol	AINGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Inflation-Adjusted Bond Fund for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
G Class	$4	0.08%

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.08%
Net Assets	$ 2,590,329,275
Holdings Count | holding	108
Advisory Fees Paid, Amount	$ 2,900,976
Investment Company, Portfolio Turnover	15.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
U.S. Treasury Securities	88.4%
Corporate Bonds	3.0%
Collateralized Mortgage Obligations	2.4%
Preferred Stocks	1.9%
Commercial Mortgage-Backed Securities	1.3%
Asset-Backed Securities	1.1%
Collateralized Loan Obligations	0.7%
Short-Term Investments	1.3%
Other Assets and Liabilities	(0.1)%

C000016440 [Member]
Shareholder Report [Line Items]
Fund Name	Short-Term Government Fund
Class Name	Investor Class
Trading Symbol	TWUSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Short-Term Government Fund for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$28	0.54%

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.54%
Net Assets	$ 209,760,049
Holdings Count | holding	101
Advisory Fees Paid, Amount	$ 482,534
Investment Company, Portfolio Turnover	170.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
U.S. Treasury Securities	59.7%
Collateralized Mortgage Obligations	19.9%
Asset-Backed Securities	3.2%
U.S. Government Agency Securities	2.6%
U.S. Government Agency Mortgage-Backed Securities	2.6%
Commercial Mortgage-Backed Securities	1.7%
Corporate Bonds	0.2%
Short-Term Investments	9.5%
Other Assets and Liabilities	0.6%

C000189733 [Member]
Shareholder Report [Line Items]
Fund Name	Short-Term Government Fund
Class Name	I Class
Trading Symbol	ASGHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Short-Term Government Fund for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$22	0.44%

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.44%
Net Assets	$ 209,760,049
Holdings Count | holding	101
Advisory Fees Paid, Amount	$ 482,534
Investment Company, Portfolio Turnover	170.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
U.S. Treasury Securities	59.7%
Collateralized Mortgage Obligations	19.9%
Asset-Backed Securities	3.2%
U.S. Government Agency Securities	2.6%
U.S. Government Agency Mortgage-Backed Securities	2.6%
Commercial Mortgage-Backed Securities	1.7%
Corporate Bonds	0.2%
Short-Term Investments	9.5%
Other Assets and Liabilities	0.6%

C000016441 [Member]
Shareholder Report [Line Items]
Fund Name	Short-Term Government Fund
Class Name	A Class
Trading Symbol	TWAVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Short-Term Government Fund for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$40	0.79%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.79%
Net Assets	$ 209,760,049
Holdings Count | holding	101
Advisory Fees Paid, Amount	$ 482,534
Investment Company, Portfolio Turnover	170.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
U.S. Treasury Securities	59.7%
Collateralized Mortgage Obligations	19.9%
Asset-Backed Securities	3.2%
U.S. Government Agency Securities	2.6%
U.S. Government Agency Mortgage-Backed Securities	2.6%
Commercial Mortgage-Backed Securities	1.7%
Corporate Bonds	0.2%
Short-Term Investments	9.5%
Other Assets and Liabilities	0.6%

C000088041 [Member]
Shareholder Report [Line Items]
Fund Name	Short-Term Government Fund
Class Name	C Class
Trading Symbol	TWACX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Short-Term Government Fund for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C Class	$78	1.54%

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	1.54%
Net Assets	$ 209,760,049
Holdings Count | holding	101
Advisory Fees Paid, Amount	$ 482,534
Investment Company, Portfolio Turnover	170.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
U.S. Treasury Securities	59.7%
Collateralized Mortgage Obligations	19.9%
Asset-Backed Securities	3.2%
U.S. Government Agency Securities	2.6%
U.S. Government Agency Mortgage-Backed Securities	2.6%
Commercial Mortgage-Backed Securities	1.7%
Corporate Bonds	0.2%
Short-Term Investments	9.5%
Other Assets and Liabilities	0.6%

C000088042 [Member]
Shareholder Report [Line Items]
Fund Name	Short-Term Government Fund
Class Name	R Class
Trading Symbol	TWARX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Short-Term Government Fund for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$53	1.04%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	1.04%
Net Assets	$ 209,760,049
Holdings Count | holding	101
Advisory Fees Paid, Amount	$ 482,534
Investment Company, Portfolio Turnover	170.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
U.S. Treasury Securities	59.7%
Collateralized Mortgage Obligations	19.9%
Asset-Backed Securities	3.2%
U.S. Government Agency Securities	2.6%
U.S. Government Agency Mortgage-Backed Securities	2.6%
Commercial Mortgage-Backed Securities	1.7%
Corporate Bonds	0.2%
Short-Term Investments	9.5%
Other Assets and Liabilities	0.6%

C000088040 [Member]
Shareholder Report [Line Items]
Fund Name	Short-Term Government Fund
Class Name	R5 Class
Trading Symbol	TWUOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Short-Term Government Fund for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R5 Class	$17	0.34%

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.34%
Net Assets	$ 209,760,049
Holdings Count | holding	101
Advisory Fees Paid, Amount	$ 482,534
Investment Company, Portfolio Turnover	170.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
U.S. Treasury Securities	59.7%
Collateralized Mortgage Obligations	19.9%
Asset-Backed Securities	3.2%
U.S. Government Agency Securities	2.6%
U.S. Government Agency Mortgage-Backed Securities	2.6%
Commercial Mortgage-Backed Securities	1.7%
Corporate Bonds	0.2%
Short-Term Investments	9.5%
Other Assets and Liabilities	0.6%